Division Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013
Segment Reporting Information [Line Items]
Division assets	$ 2,035,173	$ 1,464,520
Unallocated Corporate
Segment Reporting Information [Line Items]
Division assets	113,849	66,914
Operating Segments | North America
Segment Reporting Information [Line Items]
Division assets	819,133	644,913
Operating Segments | South America [Member]
Segment Reporting Information [Line Items]
Division assets	536,140	135,373
Operating Segments | Europe
Segment Reporting Information [Line Items]
Division assets	304,879	351,591
Operating Segments | Asia
Segment Reporting Information [Line Items]
Division assets	$ 261,172	$ 265,729